SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of other non-current assets by geography
The following table summarizes the company’s total non-current assets by geography as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
United States	$13,321	$3,102
Australia	4,824	5,093
Brazil	3,246	2,706
Europe	498	495
United Kingdom	450	539
Other	157	119
Total non-current assets	$22,496	$12,054
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2022, 2021, and 2020:

(US$ MILLIONS)	2022	2021	2020
United Kingdom	$911	$1,310	$1,024
United States	2,982	1,591	1,700
Europe	894	921	875
Australia	4,228	4,414	4,223
Brazil	887	655	530
Other	696	758	1,254
Total revenues	$10,598	$9,649	$9,606

Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2022	2021	2022	2021
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest(1)		Economic interest
			2022	2021	2022	2021
Healthcare services	Healthscope Limited	Australia	100%	100%	28%	28%
Dealer software and technology services (2)(3)	CDK Global Inc.	United States	100%	—%	29%	—%
Nuclear technology services	Westinghouse Electric Company	United States	100%	100%	27%	27%
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
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(1)The company has entered into voting arrangements that provide the company with the ability to direct the relevant activities of the investee. The company controls these investees given that the company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The company exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where the company’s voting interest differs from the ownership interest in an investee. The following were considered to determine whether the company controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 3 for additional information.
(3)The company’s economic ownership after finalization of syndications to institutional partners is expected to be approximately 20%.
The following tables present the gross assets and liabilities as at December 31, 2022 and 2021 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2022, 2021, and 2020 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$3,237	$21,559	$3,313	$16,296	$7,441	$205	$223	$165	$(1,178)	$3,712

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,483	$11,118	$2,313	$9,006	$5,944	$76	$219	$57	$(50)	$1,652

	Year ended December 31, 2020
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,691	$49	$(222)	$37	$(257)	$1,479

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2021	$86	$2,595	$1,192	$476	$568	$4,917
Additions (cash and non-cash)	—	76	172	6	61	315
Dispositions	—	(9)	(119)	(3)	(24)	(155)
Transfers and assets reclassified as held for sale (1)	—	(4)	(2)	4	(1)	(3)
Foreign currency translation and other (2)	(5)	(159)	(42)	(23)	(25)	(254)
Balance at December 31, 2021	$81	$2,499	$1,201	$460	$579	$4,820
Additions (cash and non-cash)	—	95	198	3	90	386
Dispositions	(8)	—	(19)	(1)	(29)	(57)
Acquisitions through business combinations (3)	1	18	80	15	38	152
Transfers and assets reclassified as held for sale (1)	(9)	(12)	(51)	(1)	(6)	(79)
Foreign currency translation and other (2)	(2)	(302)	(54)	(25)	(29)	(412)
Balances at December 31, 2022	$63	$2,298	$1,355	$451	$643	$4,810
Accumulated depreciation and impairment
Balance at January 1, 2021	$—	$(107)	(344)	(29)	(119)	(599)
Depreciation and impairment expense	—	(67)	(171)	(19)	(84)	(341)
Dispositions	—	4	111	2	21	138
Transfers and assets reclassified as held for sale (1)	—	(16)	2	—	—	(14)
Foreign currency translation and other	—	8	10	2	12	32
Balance at December 31, 2021	$—	$(178)	$(392)	$(44)	$(170)	$(784)
Depreciation and impairment expense	—	(63)	(168)	(26)	(89)	(346)
Dispositions	—	—	13	—	23	36
Transfers and assets reclassified as held for sale (1)	—	—	6	—	1	7
Foreign currency translation and other	—	14	13	5	10	42
Balances at December 31, 2022	$—	$(227)	$(528)	$(65)	$(225)	$(1,045)
Net book value
December 31, 2021	$81	$2,321	$809	$416	$409	$4,036
December 31, 2022	$63	$2,071	$827	$386	$418	$3,765
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(1)See Note 10 for additional information.
(2)Includes a decrease of $167 million (2021: decrease of $37 million) in capitalized costs associated with decommissioning certain assets at the company’s nuclear technology services operations primarily as a result of updates to the discount rate used.
(3)See Note 3 for additional information.
The right-of-use assets by class of underlying asset as at December 31, 2022 and the depreciation/impairment expense recognized on right-of-use assets by class of underlying asset for the year ended December 31, 2022 are outlined below:

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$2	$379	$37	$418
Depreciation/impairment expense	—	(51)	(38)	$(89)

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$2	$365	$42	$409
Depreciation/impairment expense	—	(69)	(15)	$(84)

Disclosure of detailed information about intangible asset amortization periods	Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand and trademarks	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Proprietary technology	Up to 20 years

Explanation of measurement bases used in preparing financial statements
The table below summarizes the company’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the company
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
Exchangeable and class B shares	Amortized cost	Exchangeable and class B shares
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(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.

Disclosure of fair value hierarchy levels
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.